1875 K Street, N.W.

Washington, DC 20006

Tel: 202 303 1000

Fax: 202 303 2000

July 1, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: iShares Trust (the "Trust")

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,376

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Post-Effective Amendment No. 2,376 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares ESG Screened S&P 500 ETF (the "Fund")

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the "Staff") in its review of the Registration Statement.

(1)Investment Objectives and Policies

The Fund seeks to track the investment results of the S&P 500 Sustainability Screened Index (the "Underlying Index"), which measures the performance of the large-capitalization sector of the U.S. equity market while excluding companies involved in controversial business activities and controversies, as determined by S&P Dow Jones Indices LLC ("Index Provider" or "SPDJI"). The Underlying Index is a float-adjusted market capitalization-weighted equity index. The Index

NEW YORK WASHINGTON HOUSTON PALO ALTO SAN FRANCISCO PARIS LONDON FRANKFURT BRUSSELS MILAN ROME

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July 1, 2020

Provider constructs the Underlying Index starting with the S&P 500® and based on its eligibility criteria excludes companies with specific levels of involvement in the business of tobacco (both production and retail), controversial weapons, manufacturers and major retailers of small arms and companies involved in certain fossil-fuel related activity.

The Index Provider uses data and research analysis from Trucost, Sustainalytics and SAM ESG Research ("SAM") to identify a company's involvement in certain controversial business activities and controversies. Companies with fossil fuel reserves from thermal coal, other coal, conventional and unconventional oil, natural gas, shale gas and other unspecified oil & gas sources, as defined and measured by Trucost, are excluded from the eligible universe of companies. Additionally, the following companies with specific levels of involvement based on revenue or ownership, as specified and measured by Sustainalytics, are excluded from the eligible universe of companies: controversial weapons, small arms, tobacco products, oil sands, shale energy and thermal coal. Companies identified and deemed by Sustainalytics to be non-compliant with the United Nations Global Compact (the "UNGC") are excluded from the eligible universe of companies.

In addition to the aforementioned exclusions, SAM uses RepRisk, a provider of business intelligence on environmental, social and governance risks, for daily filtering, screening, and analysis of controversies related to companies within the Underlying Index. In cases where risks are presented, SAM releases a Media and Stakeholder Analysis ("MSA"), which includes a range of issues such as economic crime and corruption, fraud, illegal commercial practices, human rights issues, labor disputes, workplace safety, catastrophic accidents, and environmental disasters. SPDJI's Index Committee reviews constituents that have been identified by SAM's MSA to evaluate the potential impact of controversial company activities and may decide to remove a company from the Underlying Index. In the event of a removal, the company would not be eligible for reentry into the Underlying Index for one full calendar year.

The Underlying Index rebalances quarterly, effective after the close of the third Friday of March, June, September and December. Exclusions applied to the Underlying Index are reviewed at each rebalancing reference date which is the last trading day of February, May, August and November respectively. As of March 23, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The

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July 1, 2020

securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates ("BlackRock Cash Funds"), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2)Changes from Recent Filings

The Fund's description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,325, filed pursuant to Rule 485(a)(2) on March 25, 2020, relating to iShares ESG Aware Moderate Allocation ETF ("PEA 2,325"), which became effective on June 8, 2020.

(3)Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA

2,325. The substantially similar sections are as follows:

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July 1, 2020

In the Prospectus:

"More Information About the Fund," "Portfolio Holdings Information," "Management," "Shareholder Information – Buying and Selling Fund Shares," "Shareholder Information

– Book Entry," "Shareholder Information – Share Prices," "Shareholder Information – Dividends and Distributions," "Shareholder Information – Share Prices," "Shareholder Information – Taxes," "Shareholder Information – Share Prices," "Shareholder Information – Householding," "Distribution," and "Financial Highlights."

In the Statement of Additional Information:

"General Description of the Trust and the Fund," "Exchange Listing and Trading," "Proxy Voting Policy," "Portfolio Holdings Information," "Investment Policies - Fundamental Investment Policies," "Investment Policies – Notations Regarding the Fund's Fundamental Investment Policies," "Continuous Offering," "Management," "Investment Advisory, Administrative and Distribution Services – Investment Adviser," "Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements," "Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent," "Investment Advisory, Administrative and Distribution Services – Distributor," "Investment Advisory, Administrative and Distribution Services – Securities Lending," "Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates," "Determination of Net Asset Value," "Additional Information Concerning the Trust," "Creation and Redemption of Creation Units – General," "Creation and Redemption of Creation Units – Cash Purchase Method," "Creation and Redemption of Creation Units – Procedures for Creation of Creation Units," "Creation and Redemption of Creation Units

– Role of the Authorized Participant," "Creation and Redemption of Creation Units – Purchase Orders," "Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders," "Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units," "Taxes – Regulated Investment Company Qualifications," "Taxes – Taxation of RICs," "Taxes – Net Capital Loss Carryforwards," "Taxes – Excise Tax," "Taxes – Taxation of US Shareholders," "Taxes – Sale of Shares," "Taxes – Backup Withholding," "Taxes – Sections 351 and 362," "Taxes – Non-U.S. Investments," Taxes – Taxation of Non-U.S. Shareholders," "Taxes – Reporting," "Taxes

–Other Taxes," "Financial Statements," and "Miscellaneous Information."

** * * *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently,

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July 1, 2020

on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/Benjamin J. Haskin

Benjamin J. Haskin

cc:Deepa Damre Smith Nadia Persaud Marisa Rolland Nick Cordell Michael Gung George Rafal Matthew Haddadin

1See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).